Note 1 - Summary of Significant Accounting Policies (Details Textual) - USD ($)	12 Months Ended		24 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2015
Life Insurance Policies Transfer [Member]
Other Postretirement Benefits Payable	$ 785,600	$ 1,089,888	$ 1,089,888
Transfer of Ownership of Life Insurance Policy to Retired Officer [Member]
Other Significant Noncash Transaction, Value of Consideration Given	$ 383,000
U.S. Steel Tubular Products, Inc. [Member] | Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Concentration Risk, Percentage	1.00%	6.00%
Trinity Industries, Inc. [Member] | Customer Concentration Risk [Member] | Sales Revenue, Product Line [Member]
Concentration Risk, Percentage	35.00%	21.00%
Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Concentration Risk, Percentage			0.00%
Allowance for Doubtful Accounts Receivable	$ 7,276	$ 7,276	$ 7,276
Excess of Replacement or Current Costs over Stated LIFO Value	1,731,000	4,139,000	4,139,000
Income Taxes Paid	381,000	688,000
Dividends Payable, Current	67,994	67,994	$ 67,994
Impairment of Long-Lived Assets Held-for-use	0
Interest Paid, Net	0	$ 0
Unrecognized Tax Benefits	$ 0